Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Statement of cash flows [abstract]
Net loss	$ (9,410,806)	$ (3,719,745)	$ (412,909)
Adjustments for:
Amortization of intangible assets	20,242
Amortization of right-of-use asset	82,802
Interest on lease liability	19,699
Depreciation of property and equipment	10,335	2,572
Impairment of exploration and evaluation assets		10,000	179,689
Change in fair value of derivative liability	396,597
Share-based compensation	1,648,183	846,155
Unrealized loss on short-term investment	420,645
Tax expenses	40,754
Movements in working capital:
Decrease (increase) in amounts receivable	27,214	(157,740)	(28)
Decrease (increase) in prepaid expenses	140,620	(160,063)
Increase (decrease) in accounts payable and accrued liabilities	1,246,570	343,597	(7,444)
Increase (decrease) in due to related parties	273,584	195	(23,760)
Net cash used in operating activities	(5,083,561)	(2,835,029)	(264,452)
Investing activities
Acquisition of property and equipment	(7,593)	(23,150)
Acquisition of intangible assets		(198,039)
Exploration and evaluation asset expenditures		(10,000)	(10,000)
Mineral tax credits received			4,905
Restricted cash		(20,000)
Net cash used in investing activities	(7,593)	(251,189)	(5,095)
Financing activities
Proceeds from issuance of warrants, net	795,133	7,355,814	598,700
Interest paid	(19,699)
Repayment of lease liabilities	(77,031)
Net cash provided by financing activities	698,403	7,355,814	598,700
Effect of foreign exchange rate changes	(30,918)
Net increase (decrease) in cash and cash equivalents	(4,423,669)	4,269,596	329,153
Cash and cash equivalents at beginning of year	4,599,437	329,841	688
Cash and cash equivalents at end of year	175,768	4,599,437	329,841
Shares obtained from Medigus in issuance of shares and warrants (Note 8c)	621,695
Deferred offering costs included in non-current assets	270,487
Right of use assets obtained in exchange for lease liabilities	$ 126,077